UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-09607

                                                     Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                                         Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                                 Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 28, 2013 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 75.1%

	DIVERSIFIED BANKS — 12.2%
81,607,015	Bank of America Corp.	$916,446,779

	DIVERSIFIED HOLDING COMPANIES — 4.4%
12,229,050	Leucadia National Corp.	328,961,445

	MULTI-LINE INSURANCE — 40.7%
80,280,825	American International Group, Inc. (a)(b)	3,051,474,158

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.7%
23,136,502	The St. Joe Co. (a)(b)(c)(d)	500,465,675

	RETAIL DEPARTMENT STORES — 8.5%
14,212,673	Sears Holdings Corp. (a)(b)	639,570,285

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
592,993	Orchard Supply Hardware Stores Corp., Class A (a)(b)	2,763,347

	SURETY INSURANCE — 2.6%
20,501,100	MBIA, Inc. (a)(b)	198,245,637

TOTAL DOMESTIC EQUITY SECURITIES (COST $5,641,006,042)		5,637,927,326

	FOREIGN EQUITY SECURITIES — 0.7%

	CANADA — 0.7%

	RETAIL DEPARTMENT STORES — 0.7%
6,087,327	Sears Canada, Inc.	55,841,080

TOTAL FOREIGN EQUITY SECURITIES (COST $65,108,224)		55,841,080

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.0%

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
420,052	Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A (a)(b)	$680,485

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $708,317)		680,485

	WARRANTS — 4.0%

	MULTI-LINE INSURANCE — 4.0%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)(e)	298,784,563

TOTAL WARRANTS (COST $351,676,339)		298,784,563

Principal

	DOMESTIC CORPORATE BONDS — 0.5%

	SURETY INSURANCE — 0.5%
	MBIA, Inc.
$ 17,932,000	7.000%, 12/15/2025 (b)	14,324,082
13,859,000	7.150%, 07/15/2027 (b)	11,070,569
11,580,000	5.700%, 12/01/2034 (b)	8,685,000

		34,079,651

TOTAL DOMESTIC CORPORATE BONDS (COST $33,693,231)		34,079,651

	U.S. GOVERNMENT OBLIGATIONS — 15.3%
100,000,000	U.S. Treasury Bills 0.055%, 04/25/2013 (f)	99,991,597
100,000,000	U.S. Treasury Bills 0.181%, 05/30/2013 (f)	99,973,800
100,000,000	U.S. Treasury Bills 0.203%, 06/27/2013 (f)	99,963,100
100,000,000	U.S. Treasury Bills 0.102%, 07/25/2013 (f)	99,954,400
100,000,000	U.S. Treasury Bills 0.102%, 08/22/2013 (f)	99,940,800

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

Principal		Value

$100,000,000	U.S. Treasury Bills 0.100%, 09/19/2013 (f)	$99,936,900
50,000,000	U.S. Treasury Bills 0.169%, 10/17/2013 (f)	49,964,100
200,000,000	U.S. Treasury Bills 0.163%, 11/14/2013 (f)	199,813,800
100,000,000	U.S. Treasury Bills 0.150%, 12/12/2013 (f)	99,888,900
100,000,000	U.S. Treasury Bills 0.131%, 01/09/2014 (f)	99,871,500
100,000,000	U.S. Treasury Bills 0.141%, 02/06/2014 (f)	99,855,300

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,149,079,430)		1,149,154,197

Shares

	MONEY MARKET FUNDS — 0.8%
56,628,427	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.160% (g)	56,628,427

TOTAL MONEY MARKET FUNDS (COST $56,628,427)		56,628,427

Shares		Value

	MISCELLANEOUS INVESTMENTS — 3.7%(h) (COST $278,841,137)	$278,111,687

TOTAL INVESTMENTS — 100.1% (COST $7,576,741,147)		7,511,207,416

Principal

	SHORT SALES — (0.2)%

	U.S. GOVERNMENT OBLIGATIONS — (0.2)%
$10,000,000	U.S. Treasury Bonds 3.125%, 02/15/2043	(10,068,760)

TOTAL SHORT SALES (PROCEEDS $10,165,616)		(10,068,760)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	5,103,930

NET ASSETS — 100.0%		$7,506,242,586

(a)	Non-income producing security.
(b) Affiliated	Company. See Note 3.
(c)	Security is deemed an illiquid security under procedures approved by the Directors.
(d)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $500,465,675, which represents 6.67% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/28/2013 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$21.6310

(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of February 28, 2013.
(h)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2013 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund generally determines its net asset value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3. As of February 28, 2013, equity investments of The St. Joe Co. valued at $500,465,675 (6.67% of net assets) in the Fund are fair valued by the Manager due to a trading restriction. The value is calculated by applying a discount to the official closing price on the day of valuation.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of February 28, 2013, fixed income securities are valued by the Manager utilizing the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2013, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and

THE FAIRHOLME FUND

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

Short Sales: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers of securities not valued by these and other TPPS. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

THE FAIRHOLME FUND

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2013 is as follows:

	Valuation Inputs
		Level 2 – Other	Total
	Level 1 –	Significant	Fair Value
	Quoted Prices	Observable Inputs	at 02/28/2013
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	—	$500,465,675	$500,465,675
Other*	$5,137,461,651	—	5,137,461,651
Foreign Equity Securities*	55,841,080	—	55,841,080
Domestic Preferred Equity Securities*	680,485	—	680,485
Warrants
Multi-Line Insurance	298,784,563	—	298,784,563
Domestic Corporate Bonds	—	34,079,651	34,079,651
U.S. Government Obligations	—	1,149,154,197	1,149,154,197
Money Market Funds	56,628,427	—	56,628,427
Miscellaneous Investments	278,111,687	—	278,111,687

TOTAL INVESTMENTS	$5,827,507,893	$1,683,699,523	$7,511,207,416

LIABILITIES:
INVESTMENTS (Fair Value):
U.S. Government Obligations	$—	$(10,068,760)	$(10,068,760)

TOTAL INVESTMENTS	$—	$(10,068,760)	$(10,068,760)

*  Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended February 28, 2013.

There were no Level 3 investments at February 28, 2013 or fiscal year ended November 30, 2012.

Warrants: The Fund’s investments in warrants as of February 28, 2013 are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended February 28, 2013 had an average monthly market value of approximately $572,793,148.

THE FAIRHOLME FUND

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at February 28, 2013 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$7,581,501,106	$816,222,796	$(886,516,486)	$(70,293,690)

The difference between book basis and tax basis net unrealized depreciation, if any, is primarily attributable to the tax deferral of losses on wash sales.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of February 28, 2013 amounted to $4,726,063,801, representing 62.96% of the Fund’s net assets.

Transactions in the Fund during the period ended February 28, 2013 in which the issuer was an affiliate are as follows:

	November 30, 2012	Gross Additions	Gross Deductions	February 28, 2013
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
American International Group, Inc.(a)	80,280,825	—	—	80,280,825	$3,051,474,158	$—	$ —
MBIA, Inc.	20,501,100	—	—	20,501,100	198,245,637	—	—
Orchard Supply Hardware Stores Corp., Class A	592,993	—	—	592,993	2,763,347	—	—

Sears Holdings Corp.	14,212,673	—	—	14,212,673	639,570,285	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	500,465,675	—	—
Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A	420,052	—	—	420,052	680,485	—	—
American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021(a)	21,588,480	—	—	21,588,480	298,784,563	—	—

MBIA, Inc. 7.000%, 12/15/2025	$17,932,000	$—	$—	$17,932,000	14,324,082	—	310,098
MBIA, Inc. 7.150%, 07/15/2027	$13,859,000	$—	$—	$13,859,000	11,070,569	—	244,353
MBIA, Inc. 5.700%, 12/01/2034	$11,580,000	$—	$—	$11,580,000	8,685,000	—	163,202
Total					$4,726,063,801	$—	$717,653

(a)	Company was not an “affiliated company” as of November 30, 2012.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2013 (unaudited)

Shares		Value

	WARRANTS — 0.1%

	MULTI-LINE INSURANCE — 0.1%
23,212	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	$321,254

TOTAL WARRANTS (COST $378,123)		321,254

Principal
	DOMESTIC CORPORATE BONDS — 59.0%

	RETAIL DEPARTMENT STORES — 16.8%
$44,000,000	Sears Holdings Corp. 6.625%, 10/15/2018	42,350,000

	SURETY INSURANCE — 42.2%
60,600,000	MBIA Insurance Corp., Subordinate Debenture 11.564%, 01/15/2033 (c)	17,901,240
	MBIA, Inc.
8,486,000	6.400%, 08/15/2022	6,774,374
7,105,000	7.000%, 12/15/2025	5,675,474
49,716,000	7.150%, 07/15/2027	39,713,141
47,500,000	6.625%, 10/01/2028	36,256,750

		106,320,979

TOTAL DOMESTIC CORPORATE BONDS (COST $165,520,395)		148,670,979

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 31.8%
$10,000,000	U.S. Treasury Bills 0.156%, 04/04/2013 (d)	$9,998,531
30,000,000	U.S. Treasury Bills 0.170%, 10/17/2013 (d)	29,978,460
30,000,000	U.S. Treasury Bills 0.163%, 11/14/2013 (d)	29,972,070
10,000,000	U.S. Treasury Bills 0.131%, 01/09/2014 (d)	9,987,150

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $79,919,521)		79,936,211

Shares
	MONEY MARKET FUNDS — 8.0%
20,148,104	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.160% (e)	20,148,104

TOTAL MONEY MARKET FUNDS (COST $20,148,104)		20,148,104

TOTAL INVESTMENTS — 98.9% (COST $265,966,143)		249,076,548
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%	2,781,053

NET ASSETS — 100.0%		$251,857,601

(a)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of February 28, 2013.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of February 28, 2013.

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2013 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund generally determines its net asset value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith. As of February 28, 2013, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2013, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

2

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers of securities not valued by these and other TPPS. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2013 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/28/2013
ASSETS:
INVESTMENTS (Fair Value):
Warrants
Multi-Line Insurance	$321,254	—	$321,254
Domestic Corporate Bonds	—	$148,670,979	148,670,979
U.S. Government Obligations	—	79,936,211	79,936,211
Money Market Funds	20,148,104	—	20,148,104

TOTAL INVESTMENTS	$20,469,358	$228,607,190	$249,076,548

The Fund had no transfers between Level 1 and Level 2 during the period ended February 28, 2013.

3

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

There were no Level 3 investments at February 28, 2013 or November 30, 2012.

Warrants: The Fund’s investments in warrants as of February 28, 2013 are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended February 28, 2013 had an average monthly market value of approximately $3,259,148.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at February 28, 2013 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$265,966,143	$1,857,554	$(18,747,149)	$(16,889,595)

There were no differences between book basis and tax basis.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

4

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 28, 2013 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 46.1%

	DIVERSIFIED HOLDING COMPANIES — 6.1%
642,100	Leucadia National Corp.	$17,272,490

	MULTI-LINE INSURANCE — 10.4%
772,900	American International Group, Inc. (a)	29,377,929

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
39,032	Homefed Corp. (a)	1,229,508

	RETAIL DEPARTMENT STORES — 7.5%
472,100	Sears Holdings Corp. (a)	21,244,500

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
8,070	Orchard Supply Hardware Stores Corp., Class A (a)	37,608

	SURETY INSURANCE — 21.7%
6,340,400	MBIA, Inc. (a)	61,311,668

TOTAL DOMESTIC EQUITY SECURITIES (COST $117,776,132)		130,473,703

	FOREIGN EQUITY SECURITIES — 8.0%

	CANADA — 8.0%

	METALS & MINING — 7.3%
1,536,500	Imperial Metals Corp. (a)	20,739,956

	RETAIL DEPARTMENT STORES — 0.7%
202,201	Sears Canada, Inc.	1,854,857

TOTAL FOREIGN EQUITY SECURITIES (COST $22,381,449)		22,594,813

	WARRANTS — 24.6%

	DIVERSIFIED BANKS — 19.4%
5,570,428	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)(b)	29,411,860

Shares		Value

718,000	JPMorgan Chase & Co., Vested, Strike Price $42.42, Expire 10/28/2018 (a)(b)	$10,411,000
1,349,565	Wells Fargo & Co., Vested, Strike Price $34.01, Expire 10/28/2018 (a)(b)	14,912,693

		54,735,553

	MULTI-LINE INSURANCE — 5.2%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	7,024,008
524,400	Hartford Financial Services Group, Inc., Vested, Strike Price $9.599, Expire 06/26/2019 (a)(b)	7,750,632

		14,774,640

TOTAL WARRANTS (COST $47,197,197)		69,510,193

Principal
	U.S. GOVERNMENT OBLIGATIONS — 7.1%
$10,000,000	U.S. Treasury Bills 0.176%, 05/30/2013 (c)	9,997,380
10,000,000	U.S. Treasury Bills 0.163%, 11/14/2013 (c)	9,990,690

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $19,983,918)		19,988,070

Shares
	MONEY MARKET FUNDS — 7.9%
22,432,814	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.160% (d)	22,432,814

TOTAL MONEY MARKET FUNDS (COST $22,432,814)		22,432,814

The accompanying notes are an integral part of schedule of investments.

1

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

Value

MISCELLANEOUS INVESTMENTS — 4.6%(e)	$13,027,657

(COST $12,058,324)

Value

TOTAL INVESTMENTS — 98.3% (COST $241,829,834)	$278,027,250
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%	4,779,128

NET ASSETS — 100.0%	$282,806,378

(a)	Non-income producing security.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(c)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)	Annualized based on the 1-day yield as of February 28, 2013.
(e)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of schedule of investments.

2

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2013 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund generally determines its net asset value as of approximately 4:00 p.m. Eastern Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (“the Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith. As of February 28, 2013, fixed-income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2013, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

3

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers of securities not valued by these and other TPPS. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2013 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 02/28/2013
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$129,244,195	$ 1,229,508	$130,473,703
Foreign Equity Securities*	22,594,813	—	22,594,813
Warrants*	69,510,193	—	69,510,193
U.S. Government Obligations	—	19,988,070	19,988,070
Money Market Funds	22,432,814	—	22,432,814
Miscellaneous Investments	13,027,657	—	13,027,657

TOTAL INVESTMENTS	$256,809,672	$21,217,578	$278,027,250

*	Industry classifications for these categories are detailed in the Schedule of Investments.

4

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULES OF INVESTMENTS (continued)

February 28, 2013 (unaudited)

The Fund had no transfers between Level 1 and Level 2 during the period ended February 28, 2013.

There were no Level 3 investments at February 28, 2013 or November 30, 2012.

Warrants: The Fund’s investments in warrants as of February 28, 2013 are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended February 28, 2013 had an average monthly market value of approximately $68,841,277.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at February 28, 2013 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$241,914,554	$38,950,216	$(2,837,520)	$36,112,696

The difference between book basis and tax basis net unrealized appreciation, if any, is primarily attributable to the tax deferral of losses on wash sales.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	4/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	4/25/13

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	4/25/13

*	Print the name and title of each signing officer under his or her signature.